UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2005

Date of reporting period: February 28, 2005

Item 1. Schedule of Investments.

PIA BBB BOND FUND
Schedule of Investments - February 28, 2005 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS & NOTES	94.9%

	Aerospace/Defense	2.9%
$ 402,000	Lockheed Martin Corp.
	7.75%, due 5/1/26		$ 509,210
395,000	Northrup Grumman Corp.
	7.75%, due 2/15/31		512,068
412,000	Raytheon Co.
	8.30%, due 3/1/10		478,632
			1,499,910

	Auto Manufacturers	4.3%
1,205,000	DaimlerChrysler NA Holding Corp.
	7.30%, due 1/15/12		1,352,766
920,000	Ford Motor Co.
	6.625%, due 10/1/28		838,571
			2,191,337

	Banks	0.9%
472,000	PNC Funding Corp.
	5.25%, due 11/15/15		476,388

	Building Materials	1.1%
550,000	Masco Corp.
	6.75%, due 3/15/06		567,843

	Chemicals	2.0%
431,000	Eastman Chemical Co.
	7.00%, due 4/15/12		489,848
405,000	Rohm & Haas Co.
	7.85%, due 7/15/29		536,867
			1,026,715

	Commercial Services	1.0%
423,000	Cendant Corp.
	7.375%, due 1/15/13		485,176

	Construction	1.2%
590,000	Pulte Homes, Inc.
	6.375%, due 5/15/33		597,035

	Diversified Financial Services	13.8%
525,000	Capital One Bank
	5.75%, due 9/15/10		550,690
1,535,000	Ford Motor Credit Co.
	6.50%, due 1/25/07		1,582,118
1,155,000	Ford Motor Credit Co.
	7.375%, due 2/1/11		1,209,935
1,404,000	General Motors Acceptance Corp.
	6.15%, due 4/5/07		1,431,306
995,000	General Motors Acceptance Corp.
	6.875%, due 9/15/11		987,895
690,000	General Motors Acceptance Corp.
	8.00%, due 11/1/31		694,061
495,000	MBNA Corp.
	7.50%, due 3/15/12		565,327
			7,021,332

	Diversified Manufacturing	1.2%
545,000	Tyco International Group SA
	6.00%, due 11/15/13		586,006

	Electric	12.4%
470,000	American Electric Power Co., Inc.
	6.125%, due 5/15/06		482,819
455,000	Cincinnati Gas & Electric Co.
	5.70%, due 9/15/12		478,159
450,000	Constellation Energy Group
	7.60%, due 4/1/32		556,190
465,000	Dominion Resources, Inc.
	8.125%, due 6/15/10		541,057
300,000	DTE Energy Co.
	6.45%, due 6/1/06		309,134
200,000	DTE Energy Co.
	7.05%, due 6/1/11		224,425
400,000	Duke Energy Corp.
	6.45%, due 10/15/32		438,959
300,000	MidAmerican Energy Holdings Co.
	3.50%, due 5/15/08		291,834
485,000	Pacific Gas & Electric
	6.05%, due 3/1/34		513,082
430,000	Pepco Holdings, Inc.
	5.50%, due 8/15/07		442,633
423,000	Progress Energy, Inc.
	7.10%, due 3/1/11		473,067
378,000	PSEG Power LLC
	8.625%, due 4/15/31		514,178
460,000	Southern California Edison Co.
	6.00%, due 1/15/34		495,007
500,000	XCEL Energy, Inc.
	7.00%, due 12/1/10		555,931
			6,316,475

	Environmental Control	1.0%
414,000	Waste Management, Inc.
	7.75%, due 5/15/32		518,056

	Food	5.9%
527,000	Albertson's, Inc.
	7.45%, due 8/1/29		621,578
445,000	Conagra Foods, Inc.
	6.00%, due 9/15/06		458,588
350,000	General Mills, Inc.
	2.625%, due 10/24/06		342,595
414,000	Kellogg Co.
	7.45%, due 4/1/31		527,487
517,000	Kroger Co.
	6.20%, due 6/15/12		559,752
437,000	Safeway, Inc.
	6.50%, due 3/1/11		473,759
			2,983,759

	Forest Products & Paper	3.6%
530,000	International Paper Co.
	6.75%, due 9/1/11		588,784
527,000	MeadWestvaco Corp.
	6.85%, due 4/1/12		596,057
625,000	Weyerhaeuser Co.
	6.125%, due 3/15/07		651,632
			1,836,473

	Insurance	1.0%
385,000	AXA
	8.60%, due 12/15/30		519,741

	Media	9.4%
590,000	Clear Channel Communications, Inc.
	6.00%, due 11/1/06		607,279
757,000	Comcast Cable Communications, Inc.
	6.20%, due 11/15/08		803,531
500,000	Comcast Corp.
	7.05%, due 3/15/33		583,566
202,000	Liberty Media Corp.
	8.50%, due 7/15/29		234,997
515,000	News America, Inc.
	6.625%, due 1/9/08		546,136
615,000	Time Warner, Inc.
	6.125%, due 4/15/06		630,505
810,000	Time Warner, Inc.
	6.875%, due 6/15/18		916,042
450,000	Walt Disney Co.
	6.75%, due 3/30/06		464,633
			4,786,689

	Medical Instruments	1.0%
500,000	Boston Scientific
	5.45%, due 6/15/14		518,952

	Oil & Gas	7.7%
425,000	Anadarko Finance Co.
	6.75%, due 5/1/11		473,061
500,000	Burlington Resources Finance Co.
	5.60%, due 12/1/06		512,413
424,000	Devon Financing Corp., U.L.C.
	6.875%, due 9/30/11		475,070
542,000	Marathon Oil Corp.
	6.80%, due 3/15/32		619,988
361,000	Occidental Petroleum Corp.
	8.45%, due 2/15/29		496,662
404,000	Transocean, Inc.
	7.50%, due 4/15/31		505,699
325,000	Union Oil Co. of California
	7.35%, due 6/15/09		361,111
404,000	Valero Energy Corp.
	7.50%, due 4/15/32		500,810
			3,944,814

	Pipelines	1.0%
485,000	Kinder Morgan, Inc.
	6.80%, due 3/1/08		515,589

	Printing	1.0%
475,000	Quebecor World Capital Corp.
	6.125%, due 11/15/13		487,534

	Real Estate	4.9%
511,000	EOP Operating LP
	7.75%, due 11/15/07		554,800
582,000	ERP Operating LP
	6.95%, due 3/2/11		643,478
423,000	Healthcare Realty Trust
	8.125%, due 5/1/11		490,683
300,000	Hospitality Properties
	6.75%, due 2/15/13		329,201
445,000	Simon Property Group LP
	6.375%, due 11/15/07		468,520
			2,486,682

	Retail	1.0%
445,000	Federated Department Stores, Inc.
	6.90%, due 4/1/29		499,629

	Savings & Loans	0.9%
485,000	Washington Mutual, Inc.
	4.625%, due 4/1/14		465,513

	Telecommunications	11.7%
810,000	AT&T Wireless Services, Inc.
	7.875%, due 3/1/11		940,979
401,000	British Telecom PLC
	8.375%, due 12/15/10*		473,491
430,000	CenturyTel, Inc.
	8.375%, due 10/15/10		499,812
794,000	Deutsche Telekom International Finance BV
	5.25%, due 7/22/13		812,660
615,000	France Telecom SA
	8.50%, due 3/1/11*		718,531
395,000	Koninklijke KPN NV
	8.00%, due 10/1/10		459,336
420,000	Motorola, Inc.
	7.625%, due 11/15/10		478,693
935,000	Sprint Capital Corp.
	7.625%, due 1/30/11		1,069,947
500,000	Telecom Italia Capital
	5.25%, due 11/15/13		505,037
			5,958,486

	Transportation	4.0%
398,000	CSX Corp.
	7.95%, due 5/1/27		512,536
560,000	FedEx Corp.
	3.50%, due 4/1/09		541,257
450,000	Norfolk Southern Corp.
	7.35%, due 5/15/07		480,330
500,000	Union Pacific Corp.
	3.625%, due 6/1/10		476,409
			2,010,532

	Total Corporate Bonds & Notes (cost $47,273,022)		48,300,666

	U.S. GOVERNMENT INSTRUMENTALITIES	1.6%

	U.S. Treasury Bonds	1.1%
525,000	U.S. Treasury Bond
	5.375%, due 2/15/31		577,418

	U.S. Treasury Notes	0.5%
215,000	U.S. Treasury Note
	4.75%, due 5/15/14		221,408

	Total U.S. Government Instrumentalities (cost $804,124)		798,826

Shares/
Principal Amount			Value

	SHORT-TERM INVESTMENTS	2.7%

1,634	First American Treasury Obligations Fund - Class A		1,634
$ 1,400,000	U.S. Bank, N.A. repurchase agreement, 1.75%, dated 2/28/05,
	due 3/1/05, repurchase price $1,400,062 (collateralized
	by various U.S. Government Agency Securities: Total
	Market Value $1,428,376)		1,400,000

	Total Short-Term Investments (cost $1,401,634)		1,401,634

	Total Investments (cost $49,478,780)	99.2%	50,501,126
	Other Assets less Liabilities	0.8%	413,184
	TOTAL NET ASSETS	100.0%	$ 50,914,310

* Variable rate note. Rate shown reflects the rate in effect at February 28, 2005.

PIA SHORT-TERM GOVERNMENT SECURITIES FUND
Schedule of Investments - February 28, 2005 (Unaudited)

Principal
Amount			Value

	MORTGAGE-BACKED SECURITIES	32.6%

	Private	0.2%
$ 130,268	Prudential Home Mortgage Securities
	7.50%, due 3/25/08		$ 130,530

	U.S. Government Agencies	32.4%
91,926	FHLMC ARM Pool 755204
	3.336%, due 8/1/15 *		94,898
75,200	FHLMC ARM Pool 845113
	3.951%, due 2/1/22 *		77,107
116,894	FHLMC ARM Pool 635206
	3.832%, due 10/1/22 *		118,981
50,811	FHLMC ARM Pool 845755
	3.920%, due 6/1/23 *		52,385
32,363	FHLMC ARM Pool 609231
	3.863%, due 2/1/24 *		33,255
1,850,945	FHLMC ARM Pool 785726
	4.317%, due 1/1/25 *		1,892,900
1,020,790	FHLMC ARM Pool 1C0009
	3.113%, due 2/1/32 *		1,027,939
1,015,981	FHLMC ARM Pool 1B0668
	3.992%, due 1/1/33 *		1,037,444
1,400	FHLMC Series 2504 L
	5.50%, due 3/15/15		1,400
287,416	FNMA Pool 252500
	5.50%, due 6/1/06		290,711
93,119	FNMA Pool 415842
	11.00%, due 1/1/13		101,693
137,500	FNMA ARM Pool 555206
	4.314%, due 7/1/25 *		142,294
981,587	FNMA ARM Pool 424953
	3.915%, due 7/1/27 *		1,003,004
706,084	FNMA ARM Pool 556438
	3.994%, due 3/1/28 *		729,463
579,754	FNMA ARM Pool 508399
	4.327%, due 6/1/29 *		592,909
788,782	FNMA ARM Pool 562912
	3.901%, due 4/1/30 *		806,682
469,416	FNMA ARM Pool 556824
	4.563%, due 8/1/30 *		491,521
113,341	FNMA ARM Pool 551038
	4.460%, due 9/1/30 *		116,932
711,826	FNMA ARM Pool 670317
	4.064%, due 10/1/30 *		734,167
179,933	FNMA ARM Pool 592745
	5.539%, due 7/1/31 *		184,441
129,344	FNMA ARM Pool 597196
	4.191%, due 9/1/31 *		132,289
297,694	FNMA ARM Pool 610547
	5.427%, due 11/1/31 *		307,305
331,867	FNMA ARM Pool 629098
	4.850%, due 4/1/32 *		343,533
130,420	FNMA ARM Pool 656345
	4.127%, due 7/1/32 *		133,255
758,400	FNMA ARM Pool 670257
	4.285%, due 2/1/33 *		779,875
43,885	GNMA II ARM Pool 8871
	4.125%, due 11/20/21 *		44,396
288,512	GNMA II ARM Pool 8062
	4.125%, due 10/20/22 *		292,906
681,726	GNMA II ARM Pool 80011
	4.125%, due 11/20/26 *		693,162
147,271	GNMA II ARM Pool 80013
	4.125%, due 11/20/26 *		149,224
86,689	GNMA II ARM Pool 80021
	4.125%, due 12/20/26 *		88,381
47,636	GNMA II ARM Pool 80029
	3.375%, due 1/20/27 *		48,716
679,833	GNMA II ARM Pool 80094
	3.75%, due 7/20/27 *		688,917
936,791	GNMA II ARM Pool 80104
	3.75%, due 8/20/27 *		951,883
44,153	GNMA II ARM Pool 80122
	4.125%, due 10/20/27 *		44,904
384,668	GNMA II ARM Pool 80154
	3.375%, due 1/20/28 *		392,432
1,125,583	GNMA II ARM Pool 80331
	4.125%, due 10/20/29 *		1,159,923
247,649	GNMA II ARM Pool 80344
	4.125%, due 11/20/29 *		253,660
			16,034,887

	Total Mortgage-Backed Securities (cost $16,184,850)		16,165,417

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	37.6%

	U.S. Government Agencies	12.3%
1,500,000	FHLB
	2.875%, due 9/15/06		1,486,079
1,900,000	FNMA
	5.25%, due 6/15/06		1,940,856
2,700,000	FNMA
	2.625%, due 11/15/06		2,654,953
			6,081,888

	U.S. Treasury Notes	25.3%
2,000,000	U.S. Treasury Note
	2.00%, due 8/31/05		1,991,172
4,000,000	U.S. Treasury Note
	2.50%, due 9/30/06		3,940,160
3,570,000	U.S. Treasury Note
	2.75%, due 6/30/06		3,540,715
3,000,000	U.S. Treasury Note
	5.75%, due 11/15/05		3,055,548
			12,527,595

	Total U.S. Government Agencies and
	Instrumentalities (cost $18,724,555)		18,609,483

Shares/
Principal Amount			Value

	SHORT-TERM INVESTMENTS	33.3%

73,344	First American Treasury Obligations Fund - Class A		73,344
$ 7,200,000	FNMA Discount Note
	Zero coupon bond to yield
	2.43%, due 3/2/05		7,199,514
6,900,000	FNMA Discount Note
	Zero coupon bond to yield
	2.455%, due 3/9/05		6,896,236
2,306,000	U.S. Bank, N.A. repurchase agreement, 1.75%, dated 2/28/05,
	due 3/1/05, repurchase price $2,306,102 (collateralized
	by various U.S. Government Agency Securities: Total
	Market Value $2,352,169)		2,306,000

	Total Short-Term Investments (cost $16,475,094)		16,475,094

	Total Investments (cost $51,384,499)	103.5%	51,249,994
	Liabilities less Other Assets	(3.5)%	(1,728,447)
	NET ASSETS	100.0%	$ 49,521,547

* Variable rate note. Rate shown reflects the rate in effect at February 28, 2005.

PIA TOTAL RETURN BOND FUND
Schedule of Investments - February 28, 2005 (Unaudited)

Principal
Amount			Value

	ASSET-BACKED SECURITIES	1.8%

$ 81,668	Aames Mortgage Trust
	5.97%, due 8/25/31*		$ 83,172
198,221	California Infrastructure PG&E-1
	6.42%, due 9/25/08		202,841

	Total Asset-Backed Securities (cost $281,472)		286,013

	CORPORATE BONDS & NOTES	23.1%

	Aerospace / Defense	2.9%
150,000	Boeing Capital Corp.
	5.75%, due 2/15/07		154,948
175,000	Lockheed Martin Corp.
	8.20%, due 12/1/09		202,659
94,000	Raytheon Co.
	6.75%, due 8/15/07		99,643
			457,250

	Auto Manufacturers	0.9%
65,000	DaimlerChrysler NA Holding Corp.
	8.50%, due 1/18/31		83,081
70,000	Ford Motor Co.
	7.45%, due 7/16/31		67,684
			150,765

	Banks	1.0%
150,000	Bank of America Corp.
	4.75%, due 10/15/06		152,164

	Diversified Financial Services	2.1%
150,000	Citigroup, Inc.
	5.00%, due 3/6/07		153,010
170,000	Morgan Stanley
	6.60%, due 4/1/12		188,231
			341,241

	Diversified Manufacturing	1.4%
200,000	Tyco International Group SA
	6.75%, due 2/15/11		221,264

	Electric	0.6%
90,000	Southern California Edison Co.
	6.65%, due 4/1/29		102,120

	Food	0.6%
75,000	Albertson's, Inc.
	7.45%, due 8/1/29		88,460

	Media	2.9%
190,000	Belo Corp.
	8.00%, due 11/1/08		211,425
85,000	Time Warner, Inc.
	7.625%, due 4/15/31		103,980
150,000	Viacom, Inc.
	5.625%, due 5/1/07		154,813
			470,218

	Mining	1.1%
160,000	Alcoa, Inc.
	6.50%, due 6/1/11		176,094

	Real Estate Investment Trust	4.1%
200,000	EOP Operating LP
	7.00%, due 7/15/11		222,319
175,000	Health Care Property Investors, Inc.
	6.45%, due 6/25/12		189,905
205,000	Prologis Trust
	7.625%, due 7/1/17		239,614
			651,838

	Retail	1.5%
200,000	Staples, Inc.
	7.375%, due 10/1/12		231,955

	Savings & Loans	1.1%
180,000	Washington Mutual, Inc.
	4.375%, due 1/15/08		180,578

	Telecommunications	2.9%
150,000	Bellsouth Capital Funding
	7.875%, due 2/15/30		189,783
97,000	Comcast Cable Communications Holdings, Inc.
	8.375%, due 3/15/13		118,195
130,000	Verizon Global Funding Corp.
	7.75%, due 12/1/30		162,391
			470,369

	Total Corporate Bonds & Notes (cost $3,533,809)		3,694,316

	MORTGAGE-BACKED SECURITIES	29.4%

	Collateralized Mortgage Obligations	3.5%
84,352	Blackrock Capital Financial L.P.
	1.89%, due 3/25/37* ††		83,189
200,126	FDIC Remic Trust
	7.25%, due 5/25/26		200,251
23,155	FHLMC Series 1387 S
	7.625%, due 10/15/07* †		289
100,000	FHLMC Series 1704 E
	6.50%, due 3/15/09		103,212
38,161	FHLMC Series 1424 S
	7.634%, due 11/15/22* †		4,740
450	FNMA Series 1992-12 SA
	11.64%, due 1/25/22*		497
152,126	Merrill Lynch Mortgage Investors, Inc.
	7.04%, due 6/15/21*		154,302
			546,480

	U.S. Government Mortgage-Backed Securities	25.9%
805,820	FHLMC Pool B10834
	4.50%, due 11/1/18		798,112
350,131	FHLMC Pool B11934
	4.50%, due 1/1/19		346,782
536,775	FHLMC Pool G08004
	5.00%, due 8/1/34		530,434
347,445	FHLMC Pool A27698
	5.00%, due 10/1/34		343,341
418,568	FNMA Pool 555285
	6.00%, due 3/1/33		429,703
1,123,330	FNMA Pool 748710
	5.50%, due 10/1/33		1,134,573
38,856	GNMA Pool 503603
	7.00%, due 4/15/29		41,205
511,980	GNMA Pool 623405
	5.50%, due 3/15/34		521,134
			4,145,284

	Total Mortgage-Backed Securities (cost $4,698,927)		4,691,764

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	12.4%

	U.S. Treasury Bonds	7.1%
625,000	U.S. Treasury Bond
	5.375%, due 2/15/31		687,402
330,000	U.S. Treasury Bond
	8.125%, due 8/15/19		449,586
			1,136,988

	U.S. Treasury Notes	5.3%
860,000	U.S. Treasury Note
	2.00%, due 5/15/06		846,630

	Total U.S. Government Agencies and
	Instrumentalities (cost $2,003,403)		1,983,618

	RIGHTS	0.0%

1	Global Crossing North America, Inc.
	Liquidating Trust # Ω (cost $0)		-

Shares/
Principal Amount			Value

	SHORT-TERM INVESTMENTS	29.1%

6,491	First American Treasury Obligations Fund - Class A		6,491
$ 645,000	U.S. Bank, N.A. repurchase agreement, 1.75%, dated 2/28/05,
	due 3/1/05, repurchase price $645,029 (collateralized
	by various U.S. Government Agency Securities: Total
	Market Value $657,665)		645,000
4,000,000	U.S. Treasury Bill
	2.427%, due 3/24/05		3,993,798

	Total Short-Term Investments (cost $4,645,289)		4,645,289

	Total Investments (cost $15,162,900)	95.8%	15,301,000
	Other Assets less Liabilities	4.2%	675,889
	TOTAL NET ASSETS	100.0%	$ 15,976,889

* Variable rate note. Rate shown reflects the rate in effect at February 28, 2005.
# Restricted security. The interest in the liquidating trust was acquired through a distribution on
December 9, 2003. As of February 28, 2005, the security had a cost and value of $0 (0.0% of net assets).
Ω Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
† Interest only security.
†† Security was purchased August 17, 1999 under Rule 144A of the Securities Act of 1933. As of
February 28, 2005, the security had a cost of $80,873 and a value of $83,189 (0.5% of net assets).

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  4/25/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  4/25/05____________________________________

By (Signature and Title)* _/s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date  4/25/05____________________________________

* Print the name and title of each signing officer under his or her signature.